Average Annual Total Returns - PRUDENTIAL DAY ONE 2050 FUND		Sep. 29, 2020	Sep. 28, 2020	Sep. 27, 2020	Sep. 26, 2020
Prudential Day One 2050 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year					24.95%
Since Inception	[1]				12.15%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			24.35%
Since Inception	[1]		11.63%
Class R1
Average Annual Return:
1 Year		23.20%
Since Inception		9.62%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		23.45%
Since Inception		9.86%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		23.70%
Since Inception		10.04%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		23.82%
Since Inception		10.09%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		23.89%
Since Inception		10.26%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year				24.11%
Since Inception				10.47%
Inception Date				Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year					22.57%
Since Inception					9.19%
Inception Date					Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year					15.02%
Since Inception					7.82%
Inception Date					Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.